UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2006

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 97.55%

Advertising Agency 3.89%
Interpublic Group of Cos. (The)*(b)	23,089,671	$220,737
R.H. Donnelley Corp.*(b)	3,623,074	210,972
Total		431,709

Agriculture, Fishing & Ranching 1.43%
Monsanto Co.	1,871,932	158,646

Auto Parts: After Market 1.95%
Genuine Parts Co.	4,945,221	216,749

Chemicals 3.76%
Chemtura Corp.(b)	13,140,999	154,801
Eastman Chemical Co.(b)	5,132,459	262,679
Total		417,480

Communications Technology 7.37%
ADC Telecommunications, Inc.*(b)	6,212,133	158,968
Avaya Inc.*	14,046,336	158,724
JDS Uniphase Corp.*	33,245,452	138,634
McAfee, Inc.*	7,950,196	193,428
Tellabs, Inc.*	10,544,715	167,661
Total		817,415

Computer Services, Software & Systems 3.21%
Cadence Design Systems, Inc.*	12,373,212	228,781
Sybase, Inc.*(b)	6,005,303	126,832
Total		355,613

Consumer Products 3.43%
American Greetings Corp.(b)	5,387,270	116,473
Snap-on Inc.(b)	4,808,273	183,291
Tupperware Brands Corp.(b)	3,937,600	81,075
Total		380,839

Containers & Packaging: Paper & Plastic 2.51%
Pactiv Corp.*(b)	11,338,813	278,254

Diversified Manufacturing 2.01%
Ball Corp.	5,075,411	222,455

Drug & Grocery Store Chains 2.09%
Kroger Co. (The)*	5,544,900	$112,894
Safeway Inc.	4,716,300	118,474
Total		231,368

Drugs & Pharmaceuticals 3.91%
King Pharmaceuticals, Inc.*(b)	12,208,169	210,591
Mylan Laboratories Inc.	9,540,331	223,244
Total		433,835

Energy: Miscellaneous 2.24%
GlobalSantaFe Corp.(a)	4,099,200	249,026

Fertilizers 2.46%
Mosaic Co. (The)*	11,987,952	172,027
Potash Corp. of Saskatchewan Inc.(a)	1,149,689	101,276
Total		273,303

Healthcare Management Services 1.16%
Aetna, Inc.	2,622,974	128,893

Household Furnishings 1.18%
Newell Rubbermaid, Inc.	5,176,860	130,405

Identification Control & Filter Devices 1.71%
Hubbell, Inc. Class B(b)	3,701,699	189,749

Insurance: Life 1.56%
Conseco, Inc.*	6,954,423	172,609

Insurance: Multi-Line 2.46%
Genworth Financial, Inc. Class A	3,978,395	132,998
Safeco Corp.	2,787,711	139,971
Total		272,969

Insurance: Property-Casualty 6.28%
ACE Ltd.(a)	1,996,400	103,833
Everest Re Group, Ltd.(a)	1,320,991	123,341
PartnerRe Ltd.(a)(b)	3,198,550	198,598
PMI Group, Inc.	1,857,976	85,318
XL Capital Ltd. Class A(a)	2,897,346	185,749
Total		696,839

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Machinery: Agricultural 0.50%
CNH Global N.V.(a)	2,149,304	$55,409

Machinery: Engines 1.63%
Cummins, Inc.	1,722,489	181,034

Machinery: Oil Well Equipment & Services 2.00%
Halliburton Co.	3,031,588	221,366

Medical & Dental Instruments & Supplies 1.81%
Bausch & Lomb, Inc.(b)	3,150,912	200,713

Metal Fabricating 2.04%
Timken Co. (The)(b)	7,011,390	226,257

Miscellaneous: Equipment 1.66%
W.W. Grainger, Inc.	2,447,166	184,394

Oil: Crude Producers 1.80%
EOG Resources, Inc.	2,776,495	199,908

Paper 3.15%
Bowater, Inc.(b)	5,079,282	150,245
MeadWestvaco Corp.	7,295,604	199,243
Total		349,488

Publishing: Miscellaneous 2.16%
R.R. Donnelley & Sons Co.	7,310,521	239,200

Radio & TV Broadcasters 2.43%
Clear Channel Communications, Inc.	6,066,400	175,986
Westwood One, Inc.(b)	8,519,964	94,061
Total		270,047

Real Estate Investment Trusts 1.85%
Host Marriott Corp.	9,581,903	205,053

Restaurants 2.77%
Brinker Int’l., Inc.(b)	4,833,380	204,210
Outback Steakhouse Inc.	1,165,200	$51,269
Yum! Brands, Inc.	1,068,500	52,207
Total		307,686

Retail 4.72%
Federated Department Stores, Inc.	2,484,890	181,397
Foot Locker, Inc.(b)	8,363,103	199,711
OfficeMax, Inc.(b)	4,735,153	142,859
Total		523,967

Services: Commercial 2.74%
Allied Waste Industries, Inc.*	3,126,900	38,273
Sabre Holdings Corp. Class A(b)	11,268,119	265,139
Total		303,412

Utilities: Electrical 7.18%
Ameren Corp.	4,191,881	208,840
CMS Energy Corp.*(b)	13,222,879	171,236
NiSource, Inc.	8,426,699	170,388
Northeast Utilities System(b)	9,203,478	179,744
Puget Energy Inc.	3,150,900	66,736
Total		796,944

Utilities: Gas Distributors 0.46%
Southwest Gas Corp.	1,828,361	51,103

Utilities: Telecommunications 4.04%
CenturyTel, Inc.	3,670,094	143,574
PanAmSat Holding Corp.	2,611,400	64,815
Qwest Communications Int’l. Inc.*	35,227,915	239,550
Total		447,939

Total Common Stocks
(cost $8,650,900,846)		10,822,076

See Notes to Schedule of Investments.

2

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.96%

Repurchase Agreement 2.96%
Repurchase Agreement dated 3/31/2006, 4.10% due 4/3/2006 with State Street Bank & Trust Co. collateralized by $231,255,000 of Federal Home Loan Bank at 3.875% due 6/8/2007; and $107,065,000 of Federal National Mortgage Assoc. at 3.00% due 8/15/2007; value: $335,169,001; proceeds: $328,705,498 (cost $328,593,229)	$328,593	$328,593

Total Investments in Securities 100.51%
(cost $8,979,494,075)		11,150,669
Liabilities in Excess of Other Assets (0.51%)		(56,416)
Net Assets 100.00%		$11,094,253

* Non-income producing security.

(a) Foreign security traded in U.S. dollars.

(b) Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). See Note 4.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of March 31, 2006, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$8,980,435,182
Gross unrealized gain	2,422,195,865
Gross unrealized loss	(251,961,649)
Net unrealized security gain	$2,170,234,216

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting shares of the underlying issuer at any point during the period. The Fund had the following transactions with affiliated issuers during period ended March 31, 2006:

Affiliated Issuer	Balance of Shares Held at 12/31/2005	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2006	Value at 3/31/2006	Realized Gain (Loss) 1/1/2006 to 3/31/2006	Dividend Income 1/1/2006 to 3/31/2006
ADC Telecommunications, Inc.	6,200,433	11,700	—	6,212,133	$158,968,484	$—	$—
American Greetings Corp.	4,862,600	524,670	—	5,387,270	116,472,777	—	410,456
Ball Corp.(a)	5,663,100	47,111	(634,800)	5,075,411	222,455,264	18,259,647	540,110
Bausch & Lomb, Inc.	2,279,600	871,312	—	3,150,912	200,713,094	—	—
Bowater, Inc.	4,871,800	207,482	—	5,079,282	150,245,162	—	—
Brinker Int’l., Inc.	4,774,700	58,680	—	4,833,380	204,210,305	—	483,338
Chemtura Corp.	12,388,400	752,599	—	13,140,999	154,800,968	—	656,625
CMS Energy Corp.	12,247,300	975,579	—	13,222,879	171,236,283	—	—
Dana Corp.(a)	12,710,600	499,874	(13,210,474)	—	—	(172,694,403)	—
Eastman Chemical Co.	5,229,800	83,059	(180,400)	5,132,459	262,679,252	1,880,711	2,258,282
Foot Locker, Inc.	8,357,000	6,103	—	8,363,103	199,710,900	—	752,130
Hubbell, Inc.	3,699,300	2,399	—	3,701,699	189,749,091	—	—
Interpublic Group of Cos. (The)	20,662,800	2,426,871	—	23,089,671	220,737,255	—	—
King Pharmaceuticals, Inc.	13,736,550	656,819	(2,185,200)	12,208,169	210,590,915	9,247,197	—
Northeast Utilities	8,025,300	1,178,178	—	9,203,478	179,743,925	—	1,470,592
OfficeMax, Inc.	4,019,500	715,653	—	4,735,153	142,859,566	—	710,273
Pactiv Corp.	12,074,900	6,513	(742,600)	11,338,813	278,254,471	9,736,093	—
PartnerRe Ltd.	3,136,100	124,450	(62,000)	3,198,550	198,597,970	1,872,710	1,280,800
R.H. Donnelley Corp.	2,802,600	820,474	—	3,623,074	210,971,599	—	—
Sabre Holdings Corp. Class A	11,099,000	200,619	(31,500)	11,268,119	265,138,840	107,602	1,123,400
Snap-on Inc.	4,938,000	3,173	(132,900)	4,808,273	183,291,367	1,899,161	1,333,260
Sybase, Inc.	6,143,135	3,968	(141,800)	6,005,303	126,831,999	693,380	—
Timken Co. (The)	7,170,200	4,290	(163,100)	7,011,390	226,257,555	2,992,591	1,073,460
Tommy Hilfiger Corp.(a)	6,820,700	5,978	(6,826,678)	—	—	27,648,333	—
Tupperware Brands Corp.	3,190,400	747,200	—	3,937,600	81,075,184	—	836,110
Westwood One, Inc.	8,289,100	230,864	—	8,519,964	94,060,403	—	828,910
Total					$4,449,652,629	$(98,356,978)	$13,757,746

(a) No longer an affiliated issuer as of March 31, 2006.

5. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:   Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:   Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2006